Segments - Long-lived Assets by Geographic Areas (Details) - Operating segments - Dayrate - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	$ 2,589.1	$ 2,730.8
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	832.5	1,266.7
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	675.5	645.7
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	507.0	568.1
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	481.2	0.0
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived Assets	$ 92.9	$ 250.3